Stockholder's Equity - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended										8 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2019	Aug. 31, 2019	Jun. 30, 2019		Mar. 31, 2019		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Aug. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		$ 379,400,000	$ (678,864,000)	$ (623,775,000)		$ (588,975,000)		$ (167,695,000)		$ 68,220,000		$ 102,736,000		$ (588,975,000)	$ 102,736,000	$ 102,736,000	$ 214,945,000	$ 201,065,000
Adjusted balance at January 1, 2018																			$ 80,016,000
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0								3,165,000		5,096,000		13,668,000				12,882,000	(3,842,000)	(2,673,000)
Fresh start adjustment	[1]		(6,668,000)
Net period Other comprehensive income		0	0	(472,000)		(468,000)		3,269,000		5,521,000		14,406,000		(940,000)	23,196,000	14,378,000	1,582,000	4,589,000
Ending Balance		368,593,000	379,400,000	(678,864,000)		(623,775,000)		(202,907,000)		(167,695,000)		68,220,000		379,400,000	(202,907,000)	(588,975,000)	102,736,000	214,945,000
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), tax								0		0		0				0	0	0
Accounting Standards Update 2017-12
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Impact of adoption of ASU 2017-12																			605,000
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		0	6,668,000	7,140,000		7,608,000		13,157,000		7,636,000		(7,375,000)		7,608,000	(7,375,000)	(7,375,000)	(8,957,000)	(13,546,000)
Adjusted balance at January 1, 2018																			(6,770,000)
Net period Other comprehensive income				(472,000)		(468,000)		3,269,000		5,521,000		14,406,000				14,378,000	1,582,000	4,589,000
Ending Balance		$ 0	$ 0	6,668,000		7,140,000		16,426,000		13,157,000		7,636,000		$ 0	$ 16,426,000	$ 7,608,000	$ (7,375,000)	$ (8,957,000)
AOCI Attributable to Parent | Accounting Standards Update 2017-12
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Impact of adoption of ASU 2017-12																			$ 605,000
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0				(472,000)	[2]	(468,000)	[2]	104,000	[3]	425,000	[3]	738,000	[3]
Reclassifications of unrealized loss on derivatives into Net loss, tax				$ 0		$ 0		$ 0		$ 0		$ 0

[1]	The remaining amount recognized in Accumulated other comprehensive income (loss) was evaluated to have no fair value upon the application of fresh start accounting pursuant to the Plan. See note 3, Fresh Start Accounting for further information.
[2]	Amounts reclassified into Net loss are included in Interest expense on the condensed consolidated statements of operations. See note 7, Derivatives for further information.
[3]	Amounts reclassified into Net loss are included in Interest expense on the condensed consolidated statements of operations.